Fees Summary	Jun. 16, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 994,000.00
Previously Paid Amount	0.00
Total Fee Amount	137.27
Total Offset Amount	0.00
Net Fee	137.27
Narrative - Max Aggregate Offering Price	$ 994,000.00
Final Prospectus	true